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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year of Quarter Ended September 30, 2001.


              Check here if Amendment: [__]: Amendment Number [__]

              This Amendment (Check only one):

                       [__] is a restatement.

                       [__] adds new holdings entries.

Name of Institutional Investment Manager filing this report:

                  Bay Harbour Management, L.C.
--------------------------------------------------------------------------------------

                  885 Third Avenue, 34/th/ Floor       New York        NY        10022
--------------------------------------------------------------------------------------

Form 13F File Number: 28-06762

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  John D. Stout
Title: Principal
Phone: (212) 371-2211

Signature, Place, and Date of Signing:

    /s/ John D. Stout
--------------------------------------------------------------------------------
[Signature]
        New York City, New York
--------------------------------------------------------------------------------
[City, State]
        November 2, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]
Form 13 F File Number 28-_______________________________________________________
Name____________________________________________________________________________
(Repeat as necessary)

                              Form 13 Summary Page

                                 Report Summary

Number of Other Included Managers:

                  0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

                  8
--------------------------------------------------------------------------------
Form 13F Information Table Value Total:

                  $   28,828 (thousands)
                  ----------------------
List of 0ther Included Managers:

                  None
--------------------------------------------------------------------------------

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
                                                    FORM 13F INFORMATION TABLE

Page 1 of 1                             Name of Reporting Manager     Bay Harbour Management L.C.
                                                                      ---------------------------
-------------------- -------- ---------- -------- ------------------------------- -------------- ---------- ------------------------
      Column 1       Column 2 Column 3   Column 4            Column 5                Column 6     Column 7          Column 8
-------------------- -------- ---------- -------- ------------------------------- -------------- ---------- ------------------------
                                                                                                                  Voting Authority

                                                                                                            ------------------------
                     Title of             Value    Shrs. or                         Investment     Other
     Name of issuer    class     CUSIP   (x$1000)   prn amt     SH/PRN   Put/Call   discretion    managers    Sole    Shared    None
-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
BUCKHEAD AMERICA     Common    11835A105      693    660,247      SH                    X                      X
CORPORATION

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
BUCKHEAD AMERICA     8% CV     11835A105    5,000  5,000,000      PRN                   X                      X
CORPORATION          Bond

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
GENEVA STEEL         14%       372252403       29     29,300      SH                    X                      X
COMPANY              PFD
-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
GLOBAL LIGHT         Common    37934X100    8,370  4,103,100      SH                    X                      X
TELCOM INC.
-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
LENNOX  INTL INC.    Common    526107107    7,501    806,600      SH                    X                      X

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
LEXENT INC.          Common    52886Q102    3,414    470,900      SH                    X                      X

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
M & F WORLDWIDE      Common    552541104    2,872    598,400      SH                    X                      X
CORP.

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------
MAGNUM HUNTER RES    Common    55972F203      949    100,000      SH                    X                      X
INC.

-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------

COLUMN TOTALS                              28,828
-------------------- -------- ---------- -------- ----------- --------- --------- -------------- ---------- -------- -------- ------